Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
The income tax provision from continuing operations consisted of the following amounts:

	Year Ended December 31,
(In millions, except effective income tax rate)	2019	2018	2017
Current
State	$2	$6	$19
Foreign	4	—	—
Total — current	6	6	19
Deferred
U.S. Federal	(3,000)	(16)	(60)
State	(340)	16	(5)
Foreign	—	1	2
Total — deferred	(3,340)	1	(63)
Total income tax (benefit)/expense	$(3,334)	$7	$(44)
Effective income tax rate	(424.2)%	1.5%	3.2%
During the year ended December 31, 2019, NRG released the majority of its valuation allowance against its U.S. federal and state deferred tax assets, resulting in a non-cash benefit to income tax expense of approximately $3.5 billion. In making the determination to release the majority of the valuation allowance as of December 31, 2019, the Company evaluated a number of factors, including its recent history of pre-tax earnings, utilization of $593 million of NOLs in 2019, as well as its forecasted future pre-tax earnings. Based on this evaluation, the Company determined that the majority of its future tax benefits are more-likely-than-not to be realized. Given the Company’s current level of pre-tax earnings and forecasted future pre-tax earnings, the Company expects to generate income before taxes in the U.S. in future periods at a level that would fully utilize its U.S. federal NOL carryforwards and the majority of its state NOL carryforwards prior to their expiration.
The following represented the domestic and foreign components of income/(loss) from continuing operations before income taxes:

	Year Ended December 31,
(In millions)	2019	2018	2017
U.S.	$771	$468	$(1,406)
Foreign	15	(1)	17
Total	$786	$467	$(1,389)
Reconciliations of the U.S. federal statutory tax rate to NRG's effective tax rate were as follows:

	Year Ended December 31,
(In millions, except effective income tax rate)	2019	2018	2017
Income/(loss) from continuing operations before income taxes	$786	$467	$(1,389)
Tax at federal statutory tax rate	165	98	(486)
State taxes	13	18	19
Foreign operations	—	—	2
Permanent differences	(9)	7	—
Valuation allowance - current period activities	(3,492)	(106)	455
Book goodwill impairment	—	—	30
Deferred impact of state tax rate changes	12	—	—
Production tax credits ("PTC")	—	(7)	(8)
Recognition of uncertain tax benefits	(10)	1	(5)
Alternative minimum tax ("AMT") refundable credit	—	(4)	(64)
Tax Act - corporate income tax rate change	—	—	665
Valuation allowance due to corporate income tax rate change	—	—	(660)
Other	(13)	—	8
Income tax (benefit)/expense	$(3,334)	$7	$(44)
Effective income tax rate	(424.2)%	1.5%	3.2%
For the year ended December 31, 2019, NRG's effective income tax rate was lower than the federal statutory tax rate of 21% primarily due to the tax benefit from the release of the valuation allowance.

For the year ended December 31, 2018, NRG's effective income tax rate was lower than the federal statutory tax rate of 21% primarily due to a tax benefit for the change in valuation allowance, the generation of PTCs from various wind facilities and establishment of the previously sequestered AMT credit receivable, partially offset by current state tax expense.
For the year ended December 31, 2017, NRG's effective income tax rate was lower than the federal statutory tax rate of 35% primarily due to tax expense recorded from the revaluation of the existing net deferred tax asset and state taxes, partially offset by the change in valuation allowance, establishing the AMT credit and the generation of PTCs from various wind facilities. The tax expense recorded for revaluation of the net deferred tax asset is required to reflect the reduction in the corporate income tax rate from 35% to 21% in accordance with the Tax Act.
The temporary differences, which gave rise to the Company's deferred tax assets and liabilities consisted of the following:

	As of December 31,
(In millions)	2019	2018
Deferred tax assets:
Deferred compensation, accrued vacation and other reserves	$81	$134
Difference between book and tax basis of property	548	554
Goodwill	—	11
Differences between book and tax basis of contracts	—	38
Pension and other postretirement benefits	86	87
Equity compensation	11	9
Bad debt reserve	13	14
U.S. Federal net operating loss carryforwards	2,116	2,241
Foreign net operating loss carryforwards	105	63
State net operating loss carryforwards	360	379
Federal and state tax credit carryforwards	384	381
Federal benefit on state uncertain tax positions	4	6
Intangibles amortization (excluding goodwill)	—	21
Interest disallowance carryforward per §163(j) of the Tax Act	82	102
Inventory obsolescence	7	7
Other	3	—
Discontinued operations	—	17
Total deferred tax assets	3,800	4,064
Deferred tax liabilities:
Emissions allowances	19	15
Derivatives, net	27	37
Goodwill	8	—
Intangibles amortization (excluding goodwill)	15	—
Equity method investments	201	180
Convertible Debt	19	21
Other	—	1
Discontinued operations	—	36
Total deferred tax liabilities	289	290
Total deferred tax assets less deferred tax liabilities	3,511	3,774
Valuation allowance	(242)	(3,812)
Discontinued operations	—	19
Total deferred tax assets/(liabilities), net of valuation allowance	$3,269	$(19)
The following table summarizes NRG's net deferred tax position as presented in the consolidated balance sheets:

	As of December 31,
(In millions)	2019	2018
Deferred tax asset	$3,286	$46
Deferred tax liability	(17)	(65)
Net deferred tax asset/(liability)	$3,269	$(19)
The primary driver for the change from a $19 million net deferred tax liability as of December 31, 2018 to a net deferred tax asset of $3.3 billion as of December 31, 2019 is the release in the Company’s valuation allowance, partially offset by utilization of federal and state NOLs.

Deferred tax assets and valuation allowance
Net deferred tax balance — As of December 31, 2019 and 2018, NRG recorded a net deferred tax asset, excluding valuation allowance, of $3.5 billion and $3.8 billion, respectively. The Company believes certain state net operating losses may not be realizable under the more-likely-than-not measurement and as such, a valuation allowance was recorded as of December 31, 2019 as discussed below.
NOL carryforwards — As of December 31, 2019, the Company had tax effected cumulative U.S. NOLs consisting of carryforwards for federal and state income tax purposes of $2.1 billion and $360 million, respectively. The Company estimates it will need to generate future taxable income to fully realize the net federal deferred tax asset before the expiration of certain carryforwards commences in 2031. In addition, NRG has cumulative foreign NOL carryforwards of $105 million with no expiration date.
 Valuation allowance — As of December 31, 2019, the Company's tax-effected valuation allowance was $242 million, consisting of state NOL carryforwards and foreign NOL carryforwards. The valuation allowance was recorded based on the assessment of cumulative and forecasted pre-tax book earnings and the future reversal of existing taxable temporary differences.
Taxes Receivable and Payable
As of December 31, 2019, NRG recorded a current tax payable of $13 million that represents a tax liability due for state income taxes that is primarily comprised of Texas margin tax. NRG has a tax receivable of $1 million, comprised of refunds due from state income tax estimated payments and return filings.
Uncertain tax benefits
NRG has identified uncertain tax benefits with after-tax value of $15 million and $26 million as of December 31, 2019 and 2018, for which NRG has recorded a non-current tax liability of $17 million and $30 million, respectively. The Company recognizes interest and penalties related to uncertain tax benefits in income tax expense. The Company recognized expense of $1 million related to interest in each of the years ended December 31, 2019, 2018 and 2017. As of December 31, 2019 and 2018, NRG had cumulative interest and penalties related to these uncertain tax benefits of $2 million and $4 million, respectively.
Tax jurisdictions — NRG is subject to examination by taxing authorities for income tax returns filed in the U.S. federal jurisdiction and various state and foreign jurisdictions including operations located in Australia.
The Company is no longer subject to U.S. federal income tax examinations for years prior to 2016. With few exceptions, state and local income tax examinations are no longer open for years before 2011.
The following table summarizes uncertain tax benefits activity:

	As of December 31,
(In millions)	2019	2018
Balance as of January 1	$26	$30
Increase due to current year positions	2	4
Settlements, payments and statute closure	(13)	(8)
Uncertain tax benefits as of December 31	$15	$26